Income taxes and deferred taxes (Details) - Consolidated entity - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense income [Line items]
Current tax	€ (2,984,000)	€ (104,000)	€ (61,000)
Deferred tax income/(Expense)	4,000	11,000	(9,000)
Total Income Tax Expenses	€ (2,980,000)	€ (93,000)	€ (70,000)